Employee Benefits - Securities in Related Parties Included in Portfolio Fund (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt | El Puerto de Liverpool, S.A.B. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	$ 30	$ 30
Debt | Grupo Industrial Bimbo, S.A.B. de C. V
Disclosure of defined benefit plans [line items]
Investments in securities	5	5
Debt | Grupo BBVA Bancomer, S.A. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	9	10
Debt | Grupo Financiero Scotiabank Inverlat, S.A. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	10	10
Capital | El Puerto de Liverpool, S.A.B. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	1
Capital | CEMEX, S.A.B. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities		8
Capital | Grupo Financiero Banorte, S.A.B. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities		8
Capital | Alfa, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	2	3
Capital | Grupo Aeroportuario del Suereste, S.A.B. de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	1	2
Capital | Others
Disclosure of defined benefit plans [line items]
Investments in securities	$ 4	$ 4